Discontinued operations	6 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations

14. Discontinued operations

As a result of a strategic shift in its business operations, the Company completed, on June 27, 2025, the disposal of its subsidiary Americana Liberty LLC, which had been acquired through the business combination with MGO Global Inc. in the first quarter of 2025. As a result of this transaction, the Company recognized a loss on disposal on sale of $12,862,936 included in the loss from discontinued operations of $13,770,740 presented in the unaudited interim condensed consolidated statement of operations. The Company has determined, in view of this strategic shift, that the financial results will be presented on a continuing operations basis, except where reference is made to discontinued operations. Financial results from continuing operations include the revenues, expenses, and cash flows arising from the Company’s subsidiaries excluding Americana Liberty. Financial results from discontinued operations include the revenues, expenses, and cash flows arising from Americana Liberty.

Summarized selected operating results of the discontinued operations for the six-month periods ended June 30, 2025 are as follows:

For the Period February 20 - June 30, 2025
Revenues, net	$1,377,987
Cost of sales	(347,208)
Gross profit	1,030,779

Operating expenses:
Selling, general and administrative expenses	637,405
Marketing and e-commerce expenses	1,318,518
Loss on disposal of subsidiary	12,862,936
Total operating expenses	14,818,859

Operating loss	(13,788,080)

Other income:
Interest income	17,628
Total other income	17,628

Loss from discontinued operations	(288)

Net loss from discontinued operations	$(13,770,740)

The loss on sale of the Company’s subsidiary, Americana Liberty, is analyzed as follows:

Assets of Americana Liberty as of June 27, 2025	$1,957,873
Goodwill attributed to Americana Liberty as of June 27, 2025	$11,082,174
Trademark attributed to Americana Liberty as of June 27, 2025	$530,000
Liabilities of Americana Liberty as of June 27, 2025	$(372,169)
Net assets of Americana Liberty as of June 27, 2025	$13,197,878

Fair value of consideration for the disposal of Americana Liberty on June 27, 2025
Receivables	$334,942
Total fair value of consideration for the disposal of Americana Liberty on June 27, 2025	$334,942

Loss on disposal of Americana Liberty on June 27, 2025	$(12,862,936)

Based on the sale and purchase agreement between the Company as seller and Americana Liberty Holdings LLC as buyer, the purchase consideration consists of an amount of $190,799.54 to be paid no later than June 30, 2026, and an amount of $190,799.55 to be paid no later than March 31, 2027. These amounts were discounted as of the disposal date with the discount rate of 10% and resulted in a receivable of $173,454 included under “Current assets of discontinued operations” and a receivable of $161,488 included under “Non-current assets of discontinued operations” in the accompanying unaudited interim condensed consolidated balance sheet as of June 30, 2025.